UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [x]; Amendment Number:01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 28-10534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Starr
Title:   Director, Operations
Phone:   212-317-5308
Signature, Place, Date of Signing:

   David Starr                New York, N.Y.    March 17, 2011

This Form 13F amendment is being filed to reflect the fact that, with respect to certain positions included in the prior Form 13F Holdings Report filed by this manager for Quarter Ended March 31, 2008, investment discretion over such positions had been delegated to a third party manager and, therefore, the manager filling this Form 13F amendment did not have investment discretion with respect to such positions. This Form 13F amendment includes only those positions over which the manager filing this amendment exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $833,094


List of Other Included Managers:
None

No.     13F File Number     Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
AMGEN INC                 COM		  031162100  000019937 000477201 SH	    SOLE     		  000477201	  0	  0
ANADARKO PETROLEUM     	  COM		  032511107  000055874 000886466 SH	    SOLE     		  000886466	  0	  0
BIOTECH HOLDRS TRUST   	  COM		  09067D201  000028462 000164000 SH	    SOLE     		  000164000	  0	  0
CALPINE CORP           	  COM		  131347304  000055658 003021588 SH	    SOLE     		  003021588	  0	  0
CISCO SYSTEMS INC      	  COM		  17275R102  000047727 001981202 SH	    SOLE     		  001981202	  0	  0
RIO/P                  	  COM		  204412100  000086061 002952334 SH	    SOLE     		  002952334	  0	  0
CYTEC INDUSTRIES INC   	  COM		  232820100  000000641 000011900 SH	    SOLE     		  000011900	  0	  0
DELL INC               	  COM		  24702R101  000017344 000870669 SH	    SOLE     		  000870669	  0	  0
EBAY INC               	  COM		  278642103  000022917 000768005 SH	    SOLE     		  000768005	  0	  0
ECOLAB INC             	  COM		  278865100  000001937 000044600 SH	    SOLE     		  000044600	  0	  0
FREEPORT-MCM C&G       	  COM		  35671D857  000038488 000400002 SH	    SOLE     		  000400002	  0	  0
GENERAL ELECTRIC CO.   	  COM		  369604103  000039896 001077992 SH	    SOLE     		  001077992	  0	  0
GOLDMAN SACHS GROUP    	  COM		  38141G104  000017685 000106928 SH	    SOLE     		  000106928	  0	  0
GOOGLE INC-CL A        	  COM		  38259P508  000038454 000087302 SH	    SOLE     		  000087302	  0	  0
ICICI BANK LTD ADR     	  COM		  45104G104  000009744 000255136 SH	    SOLE     		  000255136	  0	  0
INTERACTIVE BROKERS    	  COM		  45841N107  000027056 001053998 SH	    SOLE     		  001053998	  0	  0
EFA INDEX FUND         	  COM		  464287465  000019117 000266400 SH	    SOLE     		  000266400	  0	  0
ITRON INC              	  COM		  465741106  000001805 000020000 SH	    SOLE     		  000020000	  0	  0
JA SOLAR               	  COM		  466090107  000001172 000063000 SH	    SOLE     		  000063000	  0	  0
JOHNSON & JOHNSON      	  COM		  478160104  000071508 001102335 SH	    SOLE     		  001102335	  0	  0
LAYNE CHRISTENSEN      	  COM		  521050104  000000700 000020000 SH	    SOLE     		  000020000	  0	  0
LIBERTY GLOBAL-C       	  COM		  530555309  000042076 001295447 SH	    SOLE     		  001295447	  0	  0
MEDTRONIC INC          	  COM		  585055106  000019138 000395668 SH	    SOLE     		  000395668	  0	  0
MICROSOFT CORP         	  COM		  594918104  000033602 001183989 SH	    SOLE     		  001183989	  0	  0
NEW STAR FINANCIAL     	  COM		  65251F105  000015540 003000000 SH	    SOLE     		  003000000	  0	  0
PETROLEO BRASILEIRO       COM        	  71654V101  000039946 000471668 SH	    SOLE     		  000471668	  0	  0
PFIZER INC             	  COM		  717081103  000014588 000697000 SH	    SOLE     		  000697000	  0	  0
QUEST DIAGNOSTICS      	  COM		  74834L100  000023571 000520668 SH	    SOLE     		  000520668	  0	  0
SPDR S&P 500 ETF TR    	  COM		  78462F103  000018397 000139700 SH	    SOLE     		  000139700	  0	  0
SUNPOWER               	  COM		  867652109  000001565 000021000 SH	    SOLE     		  000021000	  0	  0
SUNOPTA INC            	  COM		  8676EP108  000001122 000220000 SH	    SOLE     		  000220000	  0	  0
TORO                   	  COM		  891092108  000000993 000024000 SH	    SOLE     		  000024000	  0	  0
VIRGIN MEDIA INC 	  COM		  92769L101  000020373 001448000 SH	    SOLE     		  001448000	  0	  0